Other disclosures - Schedule of forborne loans (Details) - Credit risk € in Millions	Jun. 30, 2026 EUR (€) contract	Dec. 31, 2025 EUR (€) contract
Forborne loan portfolio | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	3,336,909	3,490,210
Forborne loan portfolio | With collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	815,531	558,424
Forborne loan portfolio | Mortgage collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 7,338	€ 7,145
Forborne loan portfolio | Other collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 5,204	€ 4,715
Forborne loan portfolio | Credit entities | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	0	0
Forborne loan portfolio | Credit entities | With collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	0	0
Forborne loan portfolio | Credit entities | Mortgage collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 0	€ 0
Forborne loan portfolio | Credit entities | Other collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 0	€ 0
Forborne loan portfolio | Public sector | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	11	14
Forborne loan portfolio | Public sector | With collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	5	9
Forborne loan portfolio | Public sector | Mortgage collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 2	€ 5
Forborne loan portfolio | Public sector | Other collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 0	€ 0
Forborne loan portfolio | Other financial institutions and: individual shareholder | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	1,212	933
Forborne loan portfolio | Other financial institutions and: individual shareholder | With collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	464	462
Forborne loan portfolio | Other financial institutions and: individual shareholder | Mortgage collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 71	€ 117
Forborne loan portfolio | Other financial institutions and: individual shareholder | Other collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 14	€ 15
Forborne loan portfolio | Non financial institutions and individual shareholder | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	573,286	489,192
Forborne loan portfolio | Non financial institutions and individual shareholder | With collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	157,022	42,700
Forborne loan portfolio | Non financial institutions and individual shareholder | Mortgage collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 3,434	€ 3,271
Forborne loan portfolio | Non financial institutions and individual shareholder | Other collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 893	€ 923
Forborne loan portfolio | Of which: Financing for constructions and property development | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	194	249
Forborne loan portfolio | Of which: Financing for constructions and property development | With collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	559	523
Forborne loan portfolio | Of which: Financing for constructions and property development | Mortgage collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 733	€ 695
Forborne loan portfolio | Of which: Financing for constructions and property development | Other collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 1	€ 4
Forborne loan portfolio | Other warehouses | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	2,762,400	3,000,071
Forborne loan portfolio | Other warehouses | With collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	658,040	515,253
Forborne loan portfolio | Other warehouses | Mortgage collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 3,831	€ 3,752
Forborne loan portfolio | Other warehouses | Other collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 4,297	€ 3,777
Financing classified as non-current assets and disposable groups of items that have been classified as held for sale | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	0	13,499
Financing classified as non-current assets and disposable groups of items that have been classified as held for sale | With collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	0	4,630
Financing classified as non-current assets and disposable groups of items that have been classified as held for sale | Mortgage collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 0	€ 406
Financing classified as non-current assets and disposable groups of items that have been classified as held for sale | Other collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	0	14
Gross carrying amount | Forborne loan portfolio | Without collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	10,956	9,751
Gross carrying amount | Forborne loan portfolio | With collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	16,397	15,484
Gross carrying amount | Forborne loan portfolio | Credit entities | Without collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	0	0
Gross carrying amount | Forborne loan portfolio | Credit entities | With collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	0	0
Gross carrying amount | Forborne loan portfolio | Public sector | Without collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	5	6
Gross carrying amount | Forborne loan portfolio | Public sector | With collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	3	7
Gross carrying amount | Forborne loan portfolio | Other financial institutions and: individual shareholder | Without collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	100	94
Gross carrying amount | Forborne loan portfolio | Other financial institutions and: individual shareholder | With collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	121	182
Gross carrying amount | Forborne loan portfolio | Non financial institutions and individual shareholder | Without collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	5,932	5,095
Gross carrying amount | Forborne loan portfolio | Non financial institutions and individual shareholder | With collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	5,784	5,596
Gross carrying amount | Forborne loan portfolio | Of which: Financing for constructions and property development | Without collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	3	21
Gross carrying amount | Forborne loan portfolio | Of which: Financing for constructions and property development | With collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	816	739
Gross carrying amount | Forborne loan portfolio | Other warehouses | Without collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	4,919	4,556
Gross carrying amount | Forborne loan portfolio | Other warehouses | With collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	10,489	9,699
Gross carrying amount | Financing classified as non-current assets and disposable groups of items that have been classified as held for sale | Without collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	0	261
Gross carrying amount | Financing classified as non-current assets and disposable groups of items that have been classified as held for sale | With collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	0	566
Accumulated impairment | Forborne loan portfolio | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	6,855	6,480
Accumulated impairment | Forborne loan portfolio | Credit entities | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	0	0
Accumulated impairment | Forborne loan portfolio | Public sector | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	3	8
Accumulated impairment | Forborne loan portfolio | Other financial institutions and: individual shareholder | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	51	94
Accumulated impairment | Forborne loan portfolio | Non financial institutions and individual shareholder | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	2,754	2,713
Accumulated impairment | Forborne loan portfolio | Of which: Financing for constructions and property development | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	69	75
Accumulated impairment | Forborne loan portfolio | Other warehouses | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	4,047	3,665
Accumulated impairment | Financing classified as non-current assets and disposable groups of items that have been classified as held for sale | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	€ 0	€ 171
Credit impaired | Forborne loan portfolio | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	1,690,106	1,916,935
Credit impaired | Forborne loan portfolio | With collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	481,141	323,505
Credit impaired | Forborne loan portfolio | Mortgage collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 3,018	€ 2,923
Credit impaired | Forborne loan portfolio | Other collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 2,980	€ 2,663
Credit impaired | Forborne loan portfolio | Credit entities | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	0	0
Credit impaired | Forborne loan portfolio | Credit entities | With collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	0	0
Credit impaired | Forborne loan portfolio | Credit entities | Mortgage collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 0	€ 0
Credit impaired | Forborne loan portfolio | Credit entities | Other collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 0	€ 0
Credit impaired | Forborne loan portfolio | Public sector | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	5	5
Credit impaired | Forborne loan portfolio | Public sector | With collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	5	9
Credit impaired | Forborne loan portfolio | Public sector | Mortgage collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 2	€ 5
Credit impaired | Forborne loan portfolio | Public sector | Other collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 0	€ 0
Credit impaired | Forborne loan portfolio | Other financial institutions and: individual shareholder | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	716	579
Credit impaired | Forborne loan portfolio | Other financial institutions and: individual shareholder | With collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	320	259
Credit impaired | Forborne loan portfolio | Other financial institutions and: individual shareholder | Mortgage collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 47	€ 22
Credit impaired | Forborne loan portfolio | Other financial institutions and: individual shareholder | Other collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 6	€ 11
Credit impaired | Forborne loan portfolio | Non financial institutions and individual shareholder | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	274,184	296,008
Credit impaired | Forborne loan portfolio | Non financial institutions and individual shareholder | With collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	141,565	26,767
Credit impaired | Forborne loan portfolio | Non financial institutions and individual shareholder | Mortgage collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 1,110	€ 1,166
Credit impaired | Forborne loan portfolio | Non financial institutions and individual shareholder | Other collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 350	€ 420
Credit impaired | Forborne loan portfolio | Of which: Financing for constructions and property development | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	136	167
Credit impaired | Forborne loan portfolio | Of which: Financing for constructions and property development | With collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	195	264
Credit impaired | Forborne loan portfolio | Of which: Financing for constructions and property development | Mortgage collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 95	€ 115
Credit impaired | Forborne loan portfolio | Of which: Financing for constructions and property development | Other collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 1	€ 4
Credit impaired | Forborne loan portfolio | Other warehouses | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	1,415,201	1,620,343
Credit impaired | Forborne loan portfolio | Other warehouses | With collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	339,251	296,470
Credit impaired | Forborne loan portfolio | Other warehouses | Mortgage collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 1,859	€ 1,730
Credit impaired | Forborne loan portfolio | Other warehouses | Other collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 2,624	€ 2,232
Credit impaired | Financing classified as non-current assets and disposable groups of items that have been classified as held for sale | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	0	6,901
Credit impaired | Financing classified as non-current assets and disposable groups of items that have been classified as held for sale | With collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions/operations | contract	0	1,720
Credit impaired | Financing classified as non-current assets and disposable groups of items that have been classified as held for sale | Mortgage collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 0	€ 110
Credit impaired | Financing classified as non-current assets and disposable groups of items that have been classified as held for sale | Other collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	0	5
Credit impaired | Gross carrying amount | Forborne loan portfolio | Without collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	5,771	5,354
Credit impaired | Gross carrying amount | Forborne loan portfolio | With collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	8,444	7,980
Credit impaired | Gross carrying amount | Forborne loan portfolio | Credit entities | Without collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	0	0
Credit impaired | Gross carrying amount | Forborne loan portfolio | Credit entities | With collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	0	0
Credit impaired | Gross carrying amount | Forborne loan portfolio | Public sector | Without collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	0	2
Credit impaired | Gross carrying amount | Forborne loan portfolio | Public sector | With collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	3	7
Credit impaired | Gross carrying amount | Forborne loan portfolio | Other financial institutions and: individual shareholder | Without collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	23	50
Credit impaired | Gross carrying amount | Forborne loan portfolio | Other financial institutions and: individual shareholder | With collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	77	75
Credit impaired | Gross carrying amount | Forborne loan portfolio | Non financial institutions and individual shareholder | Without collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	3,123	2,901
Credit impaired | Gross carrying amount | Forborne loan portfolio | Non financial institutions and individual shareholder | With collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	2,306	2,585
Credit impaired | Gross carrying amount | Forborne loan portfolio | Of which: Financing for constructions and property development | Without collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	2	3
Credit impaired | Gross carrying amount | Forborne loan portfolio | Of which: Financing for constructions and property development | With collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	174	156
Credit impaired | Gross carrying amount | Forborne loan portfolio | Other warehouses | Without collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	2,625	2,401
Credit impaired | Gross carrying amount | Forborne loan portfolio | Other warehouses | With collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	6,058	5,313
Credit impaired | Gross carrying amount | Financing classified as non-current assets and disposable groups of items that have been classified as held for sale | Without collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	0	120
Credit impaired | Gross carrying amount | Financing classified as non-current assets and disposable groups of items that have been classified as held for sale | With collateral | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	0	235
Credit impaired | Accumulated impairment | Forborne loan portfolio | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	5,862	5,508
Credit impaired | Accumulated impairment | Forborne loan portfolio | Credit entities | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	0	0
Credit impaired | Accumulated impairment | Forborne loan portfolio | Public sector | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	3	8
Credit impaired | Accumulated impairment | Forborne loan portfolio | Other financial institutions and: individual shareholder | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	48	89
Credit impaired | Accumulated impairment | Forborne loan portfolio | Non financial institutions and individual shareholder | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	2,467	2,420
Credit impaired | Accumulated impairment | Forborne loan portfolio | Of which: Financing for constructions and property development | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	50	50
Credit impaired | Accumulated impairment | Forborne loan portfolio | Other warehouses | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	3,344	2,991
Credit impaired | Accumulated impairment | Financing classified as non-current assets and disposable groups of items that have been classified as held for sale | Loans And Receivables
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Financial assets	€ 0	€ 145